Other accounts payable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other accounts payable [Abstract]
Disclosure of information about other accounts payable [Text Block]
This item is made up as follows:

	December 31,
	2017	December 31, 2016
	US$(000)	US$(000)

Current
Mining royalties, interests and penalties 2006-2008 (a)	36,113	-
Other	4,069	3,619

Total current	40,182	3,619

(a)
Represents the current portion of payments under the installment program approved by SUNAT related to disputed mining royalties of US$14.9 million and interest and penalties of US$21.2 million (see Note 14(d)).